Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
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Purchase Commitments
As of December 31, 2021, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2022	Ps.	7,770,936
2023		3,469,647
2024		2,808,660
2025 and thereafter		19,960,884

Total	Ps.	34,010,127